Warrants from Public Offering	12 Months Ended
Dec. 31, 2019
Warrants From Public Offering [Abstract]
Warrants from Public Offering

25. Warrants from Public Offering

On February 21, 2017, the Company completed a public offering (the "February 2017 Offering") of 10,000,000 (pre-merger) common shares with a nominal value of CHF 0.40 each and 10,000,000 (pre-merger) warrants, each warrant entitling its holder to purchase 0.70 of a common share. The net proceeds to the Company from the February 2017 Offering were approximately CHF 9.1 million ($ 9.1 million), after deducting underwriting discounts and other estimated offering expenses payable by us. The Company had transaction costs amounting to CHF 903,919. The transactions costs were recorded as CHF 397,685 in equity for the issuance of the common shares and CHF 506,234 to finance expense in the statement of profit or loss and comprehensive loss for the issuance of the warrants.

The underwriter was granted a 30-day option to purchase up to 1,500,000 (pre-merger) additional common shares and/or 1,500,000 (pre-merger) additional warrants. On February 15, 2017, the underwriter partially exercised its 30-day option to purchase additional common shares and/or warrants in the amount of 1,350,000 (pre-merger) warrants.

Consequently, the Company issued warrants to purchase up to 7,945,000 (pre-merger) of its common shares at an exercise price of $ 1.20 per share. The warrants are exercisable during a five-year period beginning on date of issuance. The fair value calculation of the warrants is based on the Black-Scholes option price model. Assumptions are made regarding inputs such as volatility and the risk free rate in order to determine the fair value of the warrant. If a warrant is exercised, the Company will receive variable proceeds because the Company's functional currency is CHF and the exercise price is in USD, which results in the warrants being considered liability instruments. Therefore, the warrants were assigned fair values using the Black-Scholes model. The residual value was assigned to the common share sold along with each warrant in accordance with IAS 32 Financial instruments. The gross proceeds from the February 2017 offering were CHF 9,998,305 of which CHF 5,091,817 (fair value as of February 21, 2017) was assigned to the warrants and CHF 4,906,488 was assigned to equity.

As of December 31, 2019, the outstanding warrants issued in the 2017 February Offering are exercisable for up to 39,725 common shares at an exercise price of $240.00. As of December 31, 2019, the fair value of the warrants amounted to CHF 0.00 (2018: 166,301). The fair value decreased by CHF 166,301 resulting in a revaluation gain of the same amount for the year ended December 31, 2019.

On January 30, 2018, the Company issued 37,499 warrants in connection with a direct offering of 62,499 common shares, each warrant entitling its holder to purchase one common share at an exercise price of $100.00 per common share. As of December 31, 2019, the outstanding warrants issued in such offering were exercisable for up to 37,501 common shares at an exercise price of $100.00 per common share. As of December 31, 2019 the fair value of the warrants amounted to CHF 4,353 (2018: CHF 289,651). The revaluation gain of the derivative for the twelve months ended December 31, 2019 amounted to CHF 285,298, which is a decrease of CHF 1,908,798 when comparing to the same period in 2018. Since its initial recognition on January 30, 2018, the fair value of the warrants has decreased by CHF 2,479,394 resulting in a gain in the corresponding amount (fair value as of January 30, 2018: CHF 2,483,747).

On July 17, 2018, the Company issued 314,102 Series A warrants and 224,358 Series B warrants in connection with the July 2018 Registered Offering of 897,435 common shares, each warrant entitling its holder to purchase one common share at an original exercise price of CHF 7.80 per common share. Revaluation gain/(loss) show the changes in fair value of the outstanding Series B warrant issued in connection with this offering.

As of December 31, 2019, 145,226 Series A warrants were exercised for an aggregate amount of CHF 1,132,762 and 143,221 Series B warrants were exercised for an aggregate amount of CHF 1,117,125.

As of December 31, 2019, 143,221 Series B exercised warrants were subject to revaluation at the time that they were exercised and the fair value amounts to CHF 3,005,348 (2018: CHF 3,005,348). Since its initial recognition on July 17, 2018 the fair value of the warrants has increased by CHF 2,433,099, resulting in a loss in the corresponding amounts (fair value as of July 17, 2018: CHF 572,249).

As of December 31, 2019, the number of Series B warrants outstanding subject to revaluation were 34,535 and the fair value amounted to CHF 0.00 (2018: CHF 215,572). The fair value decreased by CHF 215,572 resulting in a revaluation gain of the same amount for the year ended December 31, 2019 (fair value as of July 17, 2018: CHF 137,987).